CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income (loss)	$ 3,777	$ 240	$ 2,153
Adjusted for the following items:
Equity accounted earnings, net of distributions	40	2	76
Impairment expense (reversal), net	831	(9)	440
Depreciation and amortization expense	3,592	3,223	2,283
Gain on acquisitions/dispositions, net	(4,686)	(28)	(1,823)
Provisions and other items	(810)	451	77
Deferred income tax expense (recovery)	(830)	(777)	(371)
Changes in non-cash working capital, net	216	(2,091)	(1,142)
Cash from (used in) operating activities	2,130	1,011	1,693
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	15,570	24,366	10,758
Repayment of non-recourse subsidiary borrowings of the partnership	(15,807)	(10,946)	(5,031)
Proceeds from corporate borrowings	565	847	2,006
Repayment of corporate borrowings	(1,225)	(366)	(997)
Proceeds from other financing	446	214	144
Repayment of other financing	(257)	(126)	(130)
Proceeds from (repayment of) other credit facilities, net	(46)	44	343
Lease liability repayment	(384)	(356)	(264)
Capital provided by others who have interests in operating subsidiaries	2,093	5,719	3,667
Capital provided by preferred securities holders	0	1,475	0
Capital paid to others who have interests in operating subsidiaries	0	0	(1,336)
Partnership units repurchased	(5)	(78)	(83)
Distributions to limited partners, Redemption-Exchange unitholders and BBUC exchangeable shareholders	(56)	(50)	(37)
Distributions and capital paid to preferred securities holders	(837)	(9)	0
Distributions to Special limited partner	0	(78)	(79)
Distributions and capital paid to others who have interests in operating subsidiaries	(4,428)	(2,586)	(1,898)
Cash from (used in) financing activities	(4,371)	18,070	7,063
Acquisitions
Subsidiaries, net of cash acquired	(731)	(17,145)	(8,944)
Property, plant and equipment and intangible assets	(2,288)	(1,748)	(1,450)
Equity accounted investments	(234)	(134)	(6)
Financial assets and other	(2,470)	(2,959)	(3,412)
Dispositions
Subsidiaries, net of cash disposed	4,586	0	349
Property, plant and equipment and intangible assets	83	181	124
Equity accounted investments	7	1	327
Financial assets and other	3,535	2,596	3,483
Net settlement of derivative assets and liabilities	13	411	27
Restricted cash and deposits	36	76	576
Cash from (used in) investing activities	2,537	(18,721)	(8,926)
Cash and cash equivalents
Change during the period	296	360	(170)
Impact of foreign exchange	86	(78)	15
Balance, beginning of year	2,870	2,588	2,743
Balance, end of period	$ 3,252	$ 2,870	$ 2,588